RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
Brookfield Renewable’s related party transactions are recorded at the exchange amount and are primarily with Brookfield.
Brookfield Renewable and Brookfield have entered into, or amended, the following material agreements:
Principal Agreements
Limited Partnership Agreements
Each of the amended and restated limited partnership agreements of Brookfield Renewable and BRELP outline the key terms of the partnerships, including provisions relating to management, protections for limited partners, capital contributions, distributions and allocation of income and losses. BRELP’s general partner is entitled to receive incentive distributions from BRELP as a result of its ownership of the general partnership interest in BRELP. The incentive distributions are to be calculated in increments based on the amount by which quarterly distributions on the limited partnership units of BRELP exceed specified target levels as set forth in the amended and restated partnership agreement.
Master Services Agreement
Brookfield Renewable entered into an agreement with Brookfield Asset Management pursuant to which Brookfield Asset Management has agreed to provide oversight of the business and provide the services of senior officers to Brookfield Renewable for a management service fee. The fee is paid on a quarterly basis and has a fixed quarterly component of $5 million and a variable component calculated as a percentage of the increase in the total capitalization value of Brookfield Renewable over an initial reference value (subject to an annual escalation by a specified inflation factor beginning on January 1, 2013). Total capitalization value as of December 31, 2021 is $27 billion, which against the initial reference value of $8 billion and factoring in the annual amount of $23 million (as adjusted for inflation), resulted in a management service fee payment for the year ended December 31, 2021 of $288 million (2020: $212 million and 2019: $108 million).
Relationship Agreement
Since inception, Brookfield Renewable has had a Relationship Agreement with Brookfield pursuant to which Brookfield has agreed, subject to certain exceptions, that Brookfield Renewable will serve as its primary vehicle through which it will directly or indirectly, acquire renewable power assets on a global basis.
TERP Brookfield Master Services Agreement
TerraForm Power was party to a management agreement (“TERP Brookfield Master Services Agreement”) with Brookfield and certain of its affiliates, dated as of October 16, 2017. Pursuant to the TERP Brookfield Master Services Agreement, TerraForm Power paid management service costs on a quarterly basis calculated as follows:
•For each of the first four quarters following October 16, 2017, a fixed component of $2.5 million per quarter (subject to proration for the quarter including October 16, 2017) plus 0.3125% of the market capitalization value increase for such quarter;
•For each of the next four quarters, a fixed component of $3.0 million per quarter adjusted annually for inflation plus 0.3125% of the market capitalization value increase for such quarter; and
•Thereafter, a fixed component of $3.75 million per quarter adjusted annually for inflation plus 0.3125% of the market capitalization value increase for such quarter.
For purposes of calculating its management service costs, the term market capitalization value increase meant, for any quarter, the increase in value of TerraForm Power’s market capitalization for such quarter, calculated by multiplying the number of outstanding shares of TerraForm Power’s common stock as of the last trading day of such quarter by the difference between (x) the volume weighted average trading price of a share of common stock for the trading days in such quarter and (y) $9.52. If the difference between (x) and (y) in the market capitalization value increase calculation for a quarter is a negative number, then the market capitalization value increase is deemed to be zero. TerraForm Power’s management service costs for the year ended December 31, 2021 of nil (2020: $23 million and 2019: $27 million) have been included in Brookfield Renewable’s consolidated statements of income (loss) based on its historical records.
The TERP Brookfield Master Services Agreement was terminated upon the completion of the TerraForm Power acquisition by Brookfield Renewable on July 31, 2020.
BRELP Voting Agreement
In 2011, Brookfield Renewable entered into a voting agreement with Brookfield pursuant to which Brookfield Renewable, through BRPL, has a number of voting rights, including the right to direct all eligible votes in the election of the directors of BRELP’s general partner.
Governance Agreement
TerraForm Power was party to a governance agreement, referred to as the Governance Agreement, dated October 16, 2017 with Orion Holdings 1 L.P. (“Orion Holding”), a controlled subsidiary of Brookfield Asset Management, and any other controlled affiliate of Brookfield Asset Management (other than TerraForm Power and its controlled affiliates) that by the terms of the Governance Agreement from time to time becomes a party thereto, collectively referred to as the sponsor group.
The Governance Agreement established certain rights and obligations of TerraForm Power and controlled affiliates of Brookfield Asset Management that owned voting securities of TerraForm Power relating to the governance of TerraForm Power and the relationship between such affiliates of Brookfield Asset Management and TerraForm Power and its controlled affiliates.
On June 11, 2018, Orion Holdings, Brookfield BRP Holdings (Canada) Inc (“NA HoldCo”) and TerraForm Power entered into a Joinder Agreement pursuant to which NA HoldCo became a party to the Governance Agreement. On June 29, 2018, a second Joinder Agreement was entered into among Orion Holdings, NA HoldCo, BBHC Orion Holdco L.P. (“BBHC Orion”), a controlled subsidiary of Brookfield Asset Management, and TerraForm Power pursuant to which BBHC Orion became a party to the Governance Agreement.
The Governance Agreement was terminated upon the completion of the TerraForm Power acquisition by Brookfield Renewable on July 31, 2020.
Power Services Agreements
Energy Marketing Internalization
In 2018, Brookfield Renewable and Brookfield entered into an agreement (the “Power Marketing Purchase Agreement”) to internalize all energy marketing capabilities in North America into Brookfield Renewable. The Power Marketing Purchase Agreement provides for the transfer of Brookfield’s existing marketing business to Brookfield Renewable, which includes the marketing, purchasing and trading of energy and energy related products in North America, providing energy marketing services and all matters incidental thereto (the “Energy Marketing Internalization”). The Energy Marketing Internalization also included the transfer of all third party power purchase agreements and, subject to certain exceptions, related party power purchase and revenue support agreements as described in further detail below.
The Energy Marketing Internalization was completed during the third quarter of 2019. The Power Agency Agreements, Energy Marketing Agreement and certain revenue agreements discussed below were transferred by Brookfield to Brookfield Renewable in connection to the Energy Marketing Internalization.
Power Agency Agreements
Certain Brookfield Renewable subsidiaries entered into Power Agency Agreements appointing Brookfield as their exclusive agent in respect of the sale of electricity, including the procurement of transmission and other additional services. In addition, Brookfield scheduled, dispatched and arranged for transmission of the power produced and the power supplied to third-parties in accordance with prudent industry practice. Pursuant to each Agreement, Brookfield was entitled to be reimbursed for any third party costs incurred, and, in certain cases, received an additional fee for its services in connection with the sale of power and for providing the other services.
On closing of the Energy Marketing Internalization, all Power Agency Agreements were transferred by Brookfield to Brookfield Renewable.
Energy Marketing Agreement
Brookfield had agreed to provide energy marketing services to Brookfield Renewable’s North American businesses. Under this Agreement, Brookfield Renewable paid an annual energy marketing fee of $18 million per year (subject to increase by a specified inflation factor beginning on January 1, 2013). See Note 8 – Direct operating costs.
On closing of the Energy Marketing Internalization, the Energy Marketing Agreement was transferred from Brookfield to Brookfield Renewable.
Revenue Agreements
Contract Amendments
In the first quarter of 2021, two long-term power purchase agreements for sale of energy generated by hydroelectric facilities owned by Great Lakes Power Limited (“GLPL”) and Mississagi Power Trust (“MPT”) were amended and Brookfield’s third-party power purchase agreements associated the sale energy generated by GLPL and MPT were reassigned.
Historically, the power purchase agreements required Brookfield to purchase energy generated by GLPL and MPT at an average price of C$100 per MWh and C$127 per MWh, respectively, both subject to an annual adjustment equal to a 3% fixed rate. The GLPL and MPT contracts with Brookfield each had an initial term to December 1, 2029, and Brookfield Renewable will have an option to extend a fixed price commitment to GLPL from Brookfield through 2044 at a price of C$60 per MWh. There were no changes to the terms following the assignment of the third-party power purchase agreements from Brookfield to GLPL and MPT.
There were no amendments to or termination of the agreement that gives Brookfield Renewable the option to extend a fixed price commitment to GLPL from Brookfield from December 1, 2029 through 2044 at a price of C$60 per MWh.
Energy Revenue Agreement
In 2018, the energy revenue agreement between Brookfield and several entities owned by Brookfield Renewable was effectively amended.
Brookfield will support the price that Brookfield Renewable receives for energy generated by certain facilities in the United States at a price $75 per MWh. This price is to be increased annually on January 1 until 2021 by an amount equal to 40% of the increase in the CPI during the previous calendar year, but not exceeding an increase of 3% in any calendar year. The price will be reduced by $3 per MWh per year from 2021 to 2025 and then further reduced by $5.03 per MWh in 2026. The energy revenue agreement will terminate in 2046 and provides Brookfield the right to terminate the agreement in 2036.
Other Revenue Agreements
Pursuant to a 20-year power purchase agreement, Brookfield purchases all energy from several power facilities in Maine and New Hampshire held by Great Lakes Holding America (“GLHA”) at $37 per MWh, subject to an annual adjustment equal to 20% of the increase in the CPI during the previous year. On closing of the Energy Marketing Internalization, the power purchase agreement with GLHA was transferred to Brookfield Renewable.
Pursuant to a 20-year power purchase agreement, Brookfield purchased all energy from Lièvre Power in Quebec at C$68 per MWh. The energy rates were subject to an annual adjustment equal to the lesser of 40% of the increase in the CPI during the previous calendar year or 3%. On closing of the Energy Marketing Internalization, the power purchase agreement with Lièvre Power was transferred to Brookfield Renewable.
Pursuant to a power guarantee agreement, Brookfield purchased all energy from the two facilities of Hydro Pontiac Inc. at a price of C$68 per MWh, increased annually each calendar year beginning in 2010 by an amount equal to 40% of the increase in the CPI during the previous calendar year. This power guarantee agreement was scheduled to commence in 2019 for one facility and in 2020 for the other, upon the expiration of existing third-party power agreements. The agreement with Brookfield had an initial term to 2029 and automatically renewed for a successive
20-year period with certain termination provisions. On closing of the Energy Marketing Internalization, the power guarantee agreement with Hydro Pontiac Inc. was transferred to Brookfield Renewable.
Pursuant to a 10-year Wind Levelization agreement that expired in February 2019, Brookfield mitigated any potential wind variation from the expected annual generation of 506 GWh with regards to the Prince Wind assets in Ontario. Any excess generation compared to the expected generation resulted in a payment from Brookfield Renewable to Brookfield, while a shortfall would result in a payment from Brookfield to Brookfield Renewable.
Voting Agreements
Brookfield Renewable entered into voting agreements with Brookfield whereby Brookfield, as managing member of entities related to the Brookfield Americas Infrastructure Fund (the “BAIF Entities”) in which Brookfield Renewable holds investments in power generating operations with institutional investors, agreed to assign to Brookfield Renewable their voting rights to elect the Boards of Directors of the BAIF Entities. Brookfield Renewable’s economic interests in the BAIF Entities in the United States and Brazil are 22% and 25%, respectively.
Brookfield Renewable entered into voting agreements with certain Brookfield subsidiaries whereby these subsidiaries, as managing members of entities related to Brookfield Infrastructure Fund II (the “BIF II Entities”) in which Brookfield Renewable holds investments in power generating operations with institutional investors, agreed to provide to Brookfield Renewable the authority to direct the election of the Boards of Directors of the BIF II Entities. Brookfield Renewable’s economic interests in the BIF II Entities are between 40% and 50.1%.
Except as set out below in respect to TerraForm Power and Isagen, Brookfield Renewable entered into voting agreements with certain Brookfield subsidiaries as managing members of entities related to Brookfield Infrastructure Fund III (the “BIF III Entities”) in which Brookfield Renewable holds investments in power generating operations with institutional investors, Brookfield agreed to provide to Brookfield Renewable the authority to direct the election of the Boards of Directors of the BIF III Entities. Brookfield Renewable’s economic interests in the BIF III Entities are between 24% and 31%.
Brookfield Renewable holds its interest in its Colombian operations as part of a consortium. The consortium in turn holds its interest in Isagen through an entity (“Hydro Holdings”) which is entitled to appoint a majority of the board of directors of Isagen. The general partner of Hydro Holdings is a controlled subsidiary of Brookfield Renewable. Brookfield Renewable is entitled to appoint a majority of Hydro Holdings’ board of directors, provided that Brookfield Asset Management and its subsidiaries (including Brookfield Renewable) collectively are (i) the largest holder of Hydro Holdings’ limited partnership interests, and (ii) hold over 30% of Hydro Holdings’ limited partnership interests (the “Ownership Test”). Brookfield Asset Management and its subsidiaries currently meet the Ownership Test.
Simultaneously with the completion of the TerraForm Power acquisition, Brookfield Renewable entered into voting agreements with a controlled affiliate of Brookfield to transfer the power to vote their respective shares held of TerraForm Power to Brookfield Renewable. As a result, Brookfield Renewable controls and consolidates TerraForm Power.
Brookfield Renewable entered into voting agreements with certain Brookfield subsidiaries whereby these subsidiaries, as managing members of entities related to Brookfield Infrastructure Fund IV (the “BIF IV Entities”) in which Brookfield Renewable holds investments in power generating operations with institutional investors, agreed to provide to Brookfield Renewable the authority to direct the election of the Boards of Directors of the BIF IV Entities. Brookfield Renewable’s economic interests in the BIF IV Entities is 25%.
Brookfield Renewable entered into voting agreements with certain Brookfield subsidiaries whereby these subsidiaries, as managing members of entities related to Brookfield Global Transition Fund (the “BGTF Entities”) in which Brookfield Renewable holds investments in power generating operations with institutional investors, agreed to provide to Brookfield Renewable the authority to direct the election of the Boards of Directors of the BGTF Entities. Brookfield Renewable’s economic interests in the BGTF Entities is expected to be 25%.
Other Agreements
Sponsor Line Agreement
TerraForm Power entered into the Sponsor Line with Brookfield Asset Management and one of its affiliates (the “Lenders”) on October 16, 2017. The Sponsor Line establishes a $500 million secured revolving credit facility and provides for the Lenders to commit to making LIBOR loans to Brookfield Renewable during a period not to exceed three years from the effective date of the Sponsor Line (subject to acceleration for certain specified events). TerraForm Power may only use the revolving Sponsor Line to fund all or a portion of certain funded acquisitions or growth capital expenditures. The Sponsor Line terminates, and all obligations thereunder become payable, no later than October 16, 2022. Borrowings under the Sponsor Line bear interest at a rate per annum equal to a LIBOR rate determined by reference to the costs of funds for U.S. dollar deposits for the interest period relevant to such borrowing adjusted for certain additional costs, in each case plus 3% per annum. In addition to paying interest on outstanding principal under the Sponsor Line, Brookfield Renewable is required to pay a standby fee of 0.5% per annum in respect of the unutilized commitments thereunder, payable quarterly in arrears.
TerraForm Power is permitted to voluntarily reduce the unutilized portion of the commitment amount and repay outstanding loans under the Sponsor Line at any time without premium or penalty, other than customary “breakage” costs. Under certain circumstances, TerraForm Power may be required to prepay amounts outstanding under the Sponsor Line.
The sponsor line was terminated upon the completion of the TerraForm Power acquisition by Brookfield Renewable on July 31, 2020.
TERP Relationship Agreement
TerraForm Power entered into a relationship agreement, referred to as the TERP Relationship Agreement, dated October 16, 2017 with Brookfield Asset Management, which governed certain aspects of the relationship between Brookfield Asset Management and TerraForm Power. Pursuant to the TERP Relationship Agreement, Brookfield Asset Management agreed that TerraForm Power will serve as the primary vehicle through which Brookfield Asset Management and certain of its affiliates will own operating wind and solar assets in North America and Western Europe and that Brookfield Asset Management will provide, subject to certain terms and conditions, TerraForm Power with a right of first offer on certain operating wind and solar assets that are located in such countries and developed by persons sponsored by or under the control of Brookfield Asset Management. The rights of TerraForm Power under the TERP Relationship Agreement are subject to certain exceptions and consent rights set out therein.
TerraForm Power did not acquire any renewable energy facilities pursuant to the TERP Relationship Agreement from Brookfield Asset Management during the years ended December 31, 2020 and 2019.
TERP Relationship Agreement was terminated upon the completion of the TerraForm Power acquisition by Brookfield Renewable on July 31, 2020.
TERP Registration Rights Agreement
TerraForm Power entered into a registration rights agreement, referred to as the TERP Registration Rights Agreement, on October 16, 2017 with Orion Holdings. The TERP Registration Rights Agreement governed the rights and obligations of TerraForm Power, on the one hand, and Brookfield Asset Management and its affiliates, on the other hand, with respect to the registration for resale of all or a part of the TERP common stock held by Brookfield Asset Management or any of its affiliates that become party to the TERP Registration Rights Agreement.
On June 11, 2018, Orion Holdings, NA HoldCo and TerraForm Power entered into a Joinder Agreement pursuant to which NA HoldCo became a party to the TERP Registration Rights Agreement. On June 29, 2018, a second Joinder Agreement was entered into among Orion Holdings, NA HoldCo, BBHC Orion and TerraForm Power pursuant to which BBHC Orion became a party to the TERP Registration Rights Agreement.
The TERP Registration Rights Agreement was terminated upon the completion of the TerraForm Power acquisition by Brookfield Renewable on July 31, 2020.
New Terra LLC Agreement
TerraForm Power and BRE Delaware Inc. entered into an amended and restated limited liability company agreement of TerraForm Power, LLC, referred to as the New Terra LLC Agreement, dated October 16, 2017. The New Terra LLC Agreement, among other things, reset the incentive distribution right, or IDR, thresholds of TerraForm Power, LLC to establish a first distribution threshold of $0.93 per share of TERP common stock and a second distribution threshold of $1.05 per share of TERP common stock. As a result of the New Terra LLC Agreement, amounts distributed from TerraForm Power, LLC were to be distributed on a quarterly basis as follows:
•first, to TerraForm Power in an amount equal to TerraForm Power’s outlays and expenses for such quarter;
•second, to holders of TerraForm Power, LLC Class A units, referred to as Class A units, until an amount has been distributed to such holders of Class A units that would result, after taking account of all taxes payable by TerraForm Power in respect of the taxable income attributable to such distribution, in a distribution to holders of shares of TERP common stock of $0.93 per share (subject to further adjustment for distributions, combinations or subdivisions of shares of TERP common stock) if such amount were distributed to all holders of shares of TERP common stock;
•third, 15% to the holders of the IDRs pro rata and 85% to the holders of Class A units until a further amount has been distributed to holders of Class A units in such quarter that would result, after taking account of all taxes payable by TerraForm Power in respect of the taxable income attributable to such distribution, in a distribution to holders of shares of TERP common stock of an additional $0.12 per share (subject to further adjustment for distributions, combinations or subdivisions of shares of TERP common stock) if such amount were distributed to all holders of shares of TERP common stock; and
•thereafter, 75% to holders of Class A units pro rata and 25% to holders of the IDRs pro rata.
TerraForm Power made no IDR payments during the years ended December 31, 2021, 2020 and 2019.
The New Terra LLC Agreement was amended upon the completion of the TERP acquisition by Brookfield Renewable on July 30, 2020 to remove TerraForm Power, LLC’s obligations to make IDR payments.
Credit facilities and funds on deposit
Brookfield Asset Management has provided a $400 million committed unsecured revolving credit facility maturing in December 2022 and the interest rate applicable on the borrowed amounts is LIBOR plus up to 1.8%. As at December 31, 2021, there were no draws on the committed unsecured revolving credit facility provided by Brookfield Asset Management. Brookfield Asset Management had also placed funds on deposit with Brookfield Renewable in the amounts of nil as at December 2021 (2020: $325 million). The interest expense on the deposit and draws from the credit facility for the year ended December 31, 2021 totaled $2 million (2020: $1 million).
Brookfield Renewable participates with institutional investors in Brookfield Americas Infrastructure Fund, Brookfield Infrastructure Fund II, Brookfield Infrastructure Fund III, Brookfield Infrastructure Fund IV, Brookfield Infrastructure Debt Fund, and Brookfield Global Transition Fund (“Private Funds”), each of which is a Brookfield sponsored fund, and in connection therewith, Brookfield Renewable, together with its institutional investors, has access to short-term financing using the Private Funds’ credit facilities.
Other Agreements
In 2011, on formation of Brookfield Renewable, Brookfield transferred certain development projects to Brookfield Renewable for no upfront consideration but is entitled to receive variable consideration on commercial operation or sale of these projects.
During the year, Brookfield Renewable UK Hydro Limited, a subsidiary of Brookfield Renewable, provided a shareholder loan of $135 million to Brookfield Renewable’s investment in a pump storage facility in the United Kingdom. Due from related parties is recorded under Other long-term assets on the consolidated statements of financial position.
From time to time, Brookfield Reinsurance Partners L.P. (“Brookfield Reinsurance”), an associate of Brookfield, and its associates may take part in financings of Brookfield Renewable, including alongside other market participants. Such financings are non-recourse to Brookfield Renewable and are recorded within Non-recourse borrowings on the consolidated statements of financial position.
The following table reflects the related party agreements and transactions in the consolidated statements of income (loss), for the years ended December 31:

(MILLIONS)	2021	2020	2019
Revenues
Power purchase and revenue agreements	$103	$286	$558
Wind levelization agreement	—	—	1
	$103	$286	$559
Direct operating costs
Energy purchases	$—	$—	$(22)
Energy marketing & other services	(8)	(4)	(20)
Insurance services(1)	(26)	(24)	(23)
	$(34)	$(28)	$(65)
Interest expense
Borrowings	$(2)	$(2)	$(7)
Contract balance accretion	(21)	(13)	(8)
	$(23)	$(15)	$(15)
Management service costs	$(288)	$(235)	$(135)
(1)Prior to November 2021, insurance services were paid to external insurance service providers through subsidiaries of Brookfield Asset Management. The fees paid to the subsidiaries of Brookfield Asset Management in 2021 were nil (2020 was nil and 2019: less than $1 million). As of November 2021, Brookfield, through a regulated subsidiary, began providing insurance coverage through third-party commercial insurers for the benefits of certain entities in North America. The premiums charged pursuant to these arrangements are at a or lower than market rates, and of the 2021 term premiums to be remitted to Brookfield, $1 million was recorded in the Consolidated statements of income in 2021.
The following table reflects the impact of the related party agreements and transactions on the consolidated statements of financial position as at December 31:

(MILLIONS)	Related party	2021	2020
Current assets
Trade receivables and other current assets
Contract asset	Brookfield	$57	$46

Due from related parties
Amounts due from	Brookfield	21	36
	Equity-accounted investments and other	14	20
		35	56
Non-current assets
Other long-term assets
Contract asset	Brookfield	388	409

Amounts due from	Equity-accounted investments and other	142	6

Current liabilities
Due to related parties
Amounts due to	Brookfield	119	455
	Equity-accounted investments and other	13	21
Accrued distributions payable on LP units, BEPC exchangeable shares, Redeemable/Exchangeable partnership units and GP interest	Brookfield	32	30
		164	506
Non-current liabilities
Non-recourse borrowings	Brookfield Reinsurance and associates	51	—
	Brookfield	30	15
		81	15

Other long-term liabilities
Amounts due to	Equity-accounted investments, Brookfield Reinsurance and associates and other	34	11
Contract liability	Brookfield	635	602
		$669	$613
Current assets
Amounts due from Brookfield are non-interest bearing, unsecured and due on demand.
Current liabilities
Amounts due to Brookfield are unsecured, payable on demand and relate to recurring transactions.